STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
24.	STATUTORY RESERVES

In accordance with the Regulations on Enterprises with Foreign Investment of China and the articles of association, Zhengtu Information and Zhengduo Information, being foreign invested enterprises established in the PRC, are required to provide for certain non-distributable reserves, namely general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from after-tax profit as reported in its PRC statutory financial statements. Zhengtu Information and Zhengduo Information are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of their registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of Zhengtu Information and Zhengduo Information. Appropriation to the staff welfare and bonus fund, if any is charged to general and administrative expenses. There have not been any appropriations to the enterprise expansion fund and staff welfare and bonus fund made for the any of the periods stated herein.

In accordance with the PRC Company Laws, Giant Network, Jujia Network and Juhuo Network, being domestic companies, must make appropriations from their after-tax profits as reported in their PRC statutory financial statements to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. Giant Network, Jujia Network and Juhuo Network are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their registered capital.

General reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. Enterprise expansion fund is restricted to expansion of production and operation and increasing registered capital of the respective company. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, neither are they allowed for distribution except under liquidation.

As of December 31, 2011, Giant Network, Zhengtu Information, Zhengduo Information, Jujia Network and Juhuo Network have appropriated RMB5,000,000 (US$794,420), RMB5,931,525 (US$942,424), RMB113,338 (US$18,008) , RMB 2,500,000 (US$397,210) and RMB 580,956 (US$92,305) to statutory surplus fund and general reserve fund, respectively.

The following amounts that are restricted from being distributed include paid-in capital and statutory reserve funds of the Company’s subsidiaries and the equity of Giant Network and its subsidiaries, as determined pursuant to the PRC generally accepted accounting principles, totaling an aggregate of RMB368,750,172(US$58,588,502) and RMB211,003,295 as at December 31, 2011 and 2010, respectively.